EMPLOYEE BENEFIT PLANS: (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Savings plans
Contributions to savings plans	$ 13.1	$ 12.7	$ 6.5
Multiemployer Plans Pension
Multiemployer plans
Number of multiemployer plans in which the Company participates	4
Company contributions	8.2	6.5	6.1
Multiemployer Plans Pension | Pensionskasse Dynamit Nobel Versicherungsverein auf Gegens eitigkeit, Troisdorf (DN Pensionskasse)
Multiemployer plans
Company contributions	7.7	6.2	5.9
Company contributions as a percentage of total contributions received by the plan	50.00%	50.00%	50.00%
Multiemployer Plans Pension | Pensionskasse Dynamit Nobel Versicherungsverein auf Gegens eitigkeit, Troisdorf (DN Pensionskasse) | Minimum
Multiemployer plans
Company contributions as a percentage of total employer contributions	90.00%
Company contributions based on multiplier effect on employees' contributions for longer-term employees	3
Multiemployer Plans Pension | Other Plans
Multiemployer plans
Company contributions	$ 0.5	$ 0.3	$ 0.2
Germany | Multiemployer Plans Pension
Multiemployer plans
Number of multiemployer plans in which the Company participates	2
United States | Multiemployer Plans Pension
Multiemployer plans
Number of multiemployer plans in which the Company participates	2
United States | Multiemployer Plans Pension | Maximum
Multiemployer plans
Highest funding zone status percentage under U.S. pension regulation	80.00%